1
The Gabelli Multimedia Trust Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 96.0%
DISTRIBUTION COMPANIES  — 54.7%
Broadcasting  — 6.8%
10,000 Asahi Broadcasting Group Holdings Corp. $ 42,938
40,000 Beasley Broadcast Group Inc., Cl. A† .... 31,200
6,000 Chubu-Nippon Broadcasting Co. Ltd. ... 28,577
19,000 Cogeco Inc. ..................... 798,125
30,000 Corus Entertainment Inc., OTC, Cl. B .... 15,786
100,000 Corus Entertainment Inc., Toronto, Cl. B . 53,893
22,000 Fox Corp., Cl. A ................... 687,940
34,000 Fox Corp., Cl. B ................... 973,080
81,000 Grupo Radio Centro SAB de CV, Cl. A† .. 19,489
14,000 Informa plc ..................... 146,874
215,000 ITV plc ......................... 200,537
8,000 Liberty Broadband Corp., Cl. A† ....... 456,960
32,000 Liberty Broadband Corp., Cl. C† ....... 1,831,360
54,000 Liberty Media Corp.-Liberty SiriusXM† .. 1,604,340
19,000 Liberty Media Corp.-Liberty SiriusXM,
Cl. A† ........................ 564,300
68,566 Media Prima Berhad ............... 6,374
5,000 Nexstar Media Group Inc. ........... 861,450
7,000 Nippon Television Holdings Inc. ....... 102,170
4,000 NRJ Group ...................... 33,919
3,000 RTL Group SA ................... 101,239
100,000 Sinclair Inc. ..................... 1,347,000
33,000 TBS Holdings Inc. ................. 916,667
66,000 TEGNA Inc. ..................... 986,040
15,000 Television Broadcasts Ltd.† .......... 5,903
21,000 Television Francaise 1 SA ............ 191,895
240,000 TV Azteca SAB de CV†(a) ............ 7,218
12,015,274
Business Services  — 1.1%
6,000 Carlisle Support Sevices Group Ltd.†(a) . 606
3,000 Fluent Inc.† ..................... 1,478
5,500 Heather Venture Holdings Ltd.† ....... 0
5,500 Impellam Group plc ................ 60,741
4,500 S&P Global Inc. .................. 1,914,525
5,500 Tapir Holdings Ltd.† ............... 0
1,977,350
Cable  — 6.6%
37,700 AMC Networks Inc., Cl. A† ........... 457,301
2,300 Charter Communications Inc., Cl. A† .... 668,449
31,000 Cogeco Communications Inc. ......... 1,374,981
110,000 Comcast Corp., Cl. A ............... 4,768,500
19,400 MultiChoice Group† ............... 116,359
82,500 Rogers Communications Inc., New York,
Cl. B ......................... 3,382,500
250,000 WideOpenWest Inc.† ............... 905,000
11,673,090
Shares
Market
Value
Computer Software and Services  — 0.2%
19,000 SolarWinds Corp.† ................ $ 239,780
2,500 Tencent Holdings Ltd. .............. 97,037
336,817
Consumer Services  — 0.6%
59,000 Bollore SE ...................... 394,007
150 Cie de L'Odet SE .................. 253,745
9,000 IAC Inc.† ....................... 480,060
1,127,812
Diversified Industrial  — 0.7%
29,000 Bouygues SA .................... 1,183,574
6,000 Malaysian Resources Corp. Berhad ..... 837
1,184,411
Entertainment  — 17.8%
58,000 Atlanta Braves Holdings Inc., Cl. A† .... 2,430,200
121,571 Atlanta Braves Holdings Inc., Cl. C† .... 4,748,563
845,000 Grupo Televisa SAB, ADR ............ 2,704,000
9,500 Liberty Media Corp.-Liberty Formula One,
Cl. A† ........................ 558,030
30,000 Liberty Media Corp.-Liberty Formula One,
Cl. C† ........................ 1,968,000
5,092 Liberty Media Corp.-Liberty Live, Cl. A† .. 215,646
21,763 Liberty Media Corp.-Liberty Live, Cl. C† .. 953,655
4,000 M6 Metropole Television SA .......... 59,639
31,500 Madison Square Garden Entertainment
Corp.† ....................... 1,235,115
28,200 Madison Square Garden Sports Corp.† .. 5,203,464
12,800 Naspers Ltd., Cl. N ................ 2,269,094
5,600 Netflix Inc.† ..................... 3,401,048
7,500 Reading International Inc., Cl. A† ...... 13,800
7,700 Reading International Inc., Cl. B† ...... 112,343
2,200 Roku Inc.† ...................... 143,374
45,000 Sphere Entertainment Co.† .......... 2,208,600
4,000 Sportradar Group AG, Cl. A† ......... 46,560
12,000 Take-Two Interactive Software Inc.† .... 1,781,880
17,000 TKO Group Holdings Inc. ............ 1,468,970
31,521,981
Equipment  — 2.0%
6,500 Amphenol Corp., Cl. A .............. 749,775
48,500 Corning Inc. ..................... 1,598,560
13,000 Flex Ltd.† ....................... 371,930
5,000 QUALCOMM Inc. ................. 846,500
3,566,765
Financial Services  — 0.4%
4,200 Jardine Matheson Holdings Ltd. ....... 156,660
34,500 Kinnevik AB, Cl. A† ................ 388,705
95,000 Orascom Financial Holding SAE† ...... 674
2,000 PayPal Holdings Inc.† .............. 133,980

The Gabelli Multimedia Trust Inc.
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
DISTRIBUTION COMPANIES (Continued)
Financial Services (Continued)
32,750 Waterloo Investment Holdings Ltd.†(a) .. $ 16,375
696,394
Food and Beverage  — 0.4%
2,400 Pernod Ricard SA ................. 388,257
2,500 Remy Cointreau SA ................ 252,019
640,276
Information Technology  — 0.3%
19,100 Prosus NV ...................... 599,120
Real Estate  — 1.8%
16,200 American Tower Corp., REIT .......... 3,200,958
15,000 Midway Investments†(a) ............ 189
3,201,147
Retail  — 0.7%
4,000 Amazon.com Inc.† ................ 721,520
1,000 Best Buy Co. Inc. ................. 82,030
250 Meituan, Cl. B† ................... 3,092
310,000 Qurate Retail Inc., Cl. A† ............ 381,300
1,187,942
Satellite  — 0.6%
42,000 EchoStar Corp., Cl. A† .............. 598,500
10,000 Iridium Communications Inc. ......... 261,600
250,000 PT Indosat Tbk ................... 176,206
3,000 SKY Perfect JSAT Holdings Inc. ....... 20,353
1,056,659
Telecommunications  — 2.2%
34,000 Eurotelesites AG† ................. 135,536
42,000 GCI Liberty Inc., Escrow†(a) ......... 0
47,500 Liberty Global Ltd., Cl. A† ........... 803,700
158,000 Liberty Global Ltd., Cl. C† ........... 2,787,120
6,000 Viasat Inc.† ..................... 108,540
3,834,896
Telecommunications: Long Distance  — 1.0%
15,000 BCE Inc. ........................ 509,727
130,000 Telesat Corp.† ................... 1,118,000
2,400 Telstra Group Ltd., ADR ............. 30,101
4,203 TIM SA, ADR .................... 74,603
1,732,431
Telecommunications: National  — 5.8%
21,000 Deutsche Telekom AG .............. 509,757
54,000 Deutsche Telekom AG, ADR .......... 1,307,340
11,500 Elisa Oyj ....................... 513,020
1,500 Freenet AG ...................... 42,205
3,605 Hellenic Telecommunications Organization
SA .......................... 53,166
Shares
Market
Value
5,600 Itissalat Al-Maghrib ................ $ 54,978
50,000 Koninklijke KPN NV ................ 186,965
90,000 Liberty Latin America Ltd., Cl. A† ...... 627,300
1,000 Magyar Telekom Telecommunications plc,
ADR ......................... 12,160
205,000 Megacable Holdings SAB de CV ....... 569,948
500,000 Nippon Telegraph & Telephone Corp. .... 594,530
5,000 Oi SA, ADR† ..................... 4
9,000 Orange SA, ADR .................. 105,930
22,000 PLDT Inc., ADR .................. 542,520
17,000 Shenandoah Telecommunications Co. ... 295,290
55,000 Sitios Latinoamerica SAB de CV† ...... 18,725
20,000 Swisscom AG, ADR ................ 1,228,320
10,000 Telecom Argentina SA, ADR .......... 79,500
40,000 Telecom Italia SpA† ................ 9,714
21,000 Telefonica Brasil SA, ADR ........... 211,470
195,000 Telefonica SA, ADR ................ 859,950
136,000 Telekom Austria AG ................ 1,137,108
15,172 Telia Co. AB ..................... 38,880
6,000 Telkom Indonesia Persero Tbk PT, ADR .. 133,560
10,500 VEON Ltd., ADR† ................. 252,105
12,000 Verizon Communications Inc. ......... 503,520
50,000 Vodafone Group plc, ADR ........... 445,000
10,332,965
Telecommunications: Regional  — 1.7%
65,000 Orange Belgium SA† ............... 962,118
50,000 Telephone and Data Systems Inc. ...... 801,000
78,000 TELUS Corp. .................... 1,248,780
3,011,898
Wireless Communications  — 4.0%
1,000 Altice USA Inc., Cl. A† .............. 2,610
52,500 America Movil SAB de CV, ADR ....... 979,650
21,000 Anterix Inc.† ..................... 705,810
389,058 Jasmine International PCL(a) ......... 24,738
18,500 Millicom International Cellular SA, SDR† . 377,121
55,000 Operadora De Sites Mexicanos SAB de CV 66,829
19,000 Orascom Investment Holding, GDR†(a) .. 266
20,000 SK Telecom Co. Ltd., ADR ........... 431,200
19,000 T-Mobile US Inc. .................. 3,101,180
30,000 Turkcell Iletisim Hizmetleri A/S, ADR .... 155,700
33,515 United States Cellular Corp.† ......... 1,223,297
7,068,401
TOTAL DISTRIBUTION COMPANIES ... 96,765,629
COPYRIGHT/CREATIVITY COMPANIES  — 41.1%
Business Services  — 0.1%
1,700 Light & Wonder Inc.† .............. 173,553
Business Services: Advertising  — 2.4%
1,000 Boston Omaha Corp., Cl. A† .......... 15,460
145,000 Clear Channel Outdoor Holdings Inc.† ... 239,250

The Gabelli Multimedia Trust Inc.
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COPYRIGHT/CREATIVITY COMPANIES (Continued)
Business Services: Advertising (Continued)
2,500 comScore Inc.† .................. $ 38,500
21,000 JCDecaux SE† ................... 407,805
25,400 Lamar Advertising Co., Cl. A, REIT ..... 3,033,014
10,820 Magnite Inc.† .................... 116,315
1,500 Publicis Groupe SA ................ 163,527
4,000 Ströeer SE & Co. KGaA ............. 243,389
4,257,260
Computer Hardware  — 1.4%
14,800 Apple Inc. ...................... 2,537,904
Computer Software and Services  — 8.3%
40,200 Alphabet Inc., Cl. A† ............... 6,067,386
25,000 eBay Inc. ....................... 1,319,500
9,150 Meta Platforms Inc., Cl. A ........... 4,443,057
7,000 Microsoft Corp. .................. 2,945,040
300 Red Violet Inc.† .................. 5,865
14,780,848
Consumer Products  — 2.1%
15,000 Johnson Outdoors Inc., Cl. A ......... 691,650
12,000 Nintendo Co. Ltd. ................. 654,697
175,000 Nintendo Co. Ltd., ADR ............. 2,378,250
3,724,597
Electronics  — 6.2%
2,000 IMAX Corp.† .................... 32,340
13,500 Intel Corp. ...................... 596,295
3,665 Koninklijke Philips NV† ............. 73,300
120,500 Sony Group Corp., ADR ............. 10,331,670
11,033,605
Entertainment  — 11.3%
14,000 Capcom Co. Ltd. .................. 261,355
79,200 GMM Grammy Public Co. Ltd.† ....... 12,264
15,000 Lions Gate Entertainment Corp., Cl. A† .. 149,250
6,000 Lions Gate Entertainment Corp., Cl. B† .. 55,860
3,000 Live Nation Entertainment Inc.† ....... 317,310
37,011 Manchester United plc, Cl. A† ......... 516,674
230,000 Ollamani SAB† ................... 415,465
86,300 Paramount Global, Cl. A ............. 1,883,929
40,000 Paramount Global, Cl. B ............. 470,800
16,000 Reservoir Media Inc.† .............. 126,880
3,200 Spotify Technology SA† ............. 844,480
7,000 Square Enix Holdings Co. Ltd. ........ 269,217
17,176 STV Group plc ................... 50,836
103,000 Tencent Music Entertainment Group, ADR† 1,152,570
31,000 The Marcus Corp. ................. 442,060
20,000 The Walt Disney Co. ............... 2,447,200
24,000 Ubisoft Entertainment SA† ........... 505,031
29,000 Universal Entertainment Corp. ........ 368,965
Shares
Market
Value
73,000 Universal Music Group NV ........... $ 2,195,719
345,000 Vivendi SE ...................... 3,759,253
300,000 Warner Bros Discovery Inc.† ......... 2,619,000
34,500 Warner Music Group Corp., Cl. A ...... 1,139,190
20,003,308
Hotels and Gaming  — 6.2%
17,900 Boyd Gaming Corp. ................ 1,205,028
22,000 Caesars Entertainment Inc.† .......... 962,280
1,200 Churchill Downs Inc. ............... 148,500
61,000 Entain plc ....................... 613,927
1,000 Flutter Entertainment plc† ........... 199,294
30,000 Full House Resorts Inc.† ............ 167,100
20,000 Golden Entertainment Inc. ........... 736,600
4,200 Greek Organization of Football Prognostics
SA .......................... 75,580
60,000 International Game Technology plc ..... 1,355,400
100,000 Mandarin Oriental International Ltd. .... 155,500
25,000 Melco Resorts & Entertainment Ltd., ADR† 180,250
20,000 MGM China Holdings Ltd.† .......... 33,423
21,000 MGM Resorts International† ......... 991,410
4,000 Penn Entertainment Inc.† ............ 72,840
23,000 Ryman Hospitality Properties Inc., REIT . 2,659,030
13,500 Wynn Resorts Ltd. ................ 1,380,105
10,936,267
Publishing  — 2.3%
17,000 Arnoldo Mondadori Editore SpA ....... 42,733
974,000 Bangkok Post plc† ................ 29,363
2,800 Graham Holdings Co., Cl. B .......... 2,149,504
25,000 Lee Enterprises Inc.† ............... 333,250
1,000,000 Nation Group Thailand Public Co. Ltd.†(a) 822
28,000 News Corp., Cl. A ................. 733,040
11,000 News Corp., Cl. B ................. 297,660
6,779 Novus Holdings Ltd. ............... 1,561
66,000 The E.W. Scripps Co., Cl. A† .......... 259,380
1,000 Wolters Kluwer NV ................ 156,649
4,003,962
Real Estate  — 0.8%
500 Equinix Inc., REIT ................. 412,665
57,500 Outfront Media Inc., REIT ........... 965,425
1,378,090
TOTAL COPYRIGHT/CREATIVITY
COMPANIES .................. 72,829,394
ENTERTAINMENT  — 0.2%
Broadcasting  — 0.2%
15,000 Endeavor Group Holdings Inc., Cl. A .... 385,950
TOTAL COMMON STOCKS ......... 169,980,973

The Gabelli Multimedia Trust Inc.
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
CLOSED-END FUNDS  — 0.0%
8,000 Altaba Inc., Escrow† ............... $ 19,200
PREFERRED STOCKS  — 0.5%
DISTRIBUTION COMPANIES  — 0.5%
Broadcasting  — 0.1%
6,000 Liberty Broadband Corp., Ser. A, 7.000% . 139,800
Retail  — 0.4%
15,500 Qurate Retail Inc., 8.000%, 03/15/31 .... 770,660
TOTAL DISTRIBUTION COMPANIES ... 910,460
TOTAL PREFERRED STOCKS ........ 910,460
WARRANTS  — 0.0%
DISTRIBUTION COMPANIES  — 0.0%
Real Estate  — 0.0%
600 Malaysian Resources Corp. Berhad, expire
10/29/27† ..................... 18
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 3.5%
$ 6,235,000 U.S. Treasury Bills,
5.235% to 5.330%††, 05/23/24 to
09/12/24 ...................... 6,148,715
TOTAL INVESTMENTS — 100.0% ....
(Cost $166,622,514) ............. $ 177,059,366
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 70.2% $ 124,238,593
Europe .............................. 14.7 26,072,737
Japan ............................... 9.0 15,969,389
Latin America ....................... 2.9 5,196,701
Asia/Pacific ......................... 1.8 3,139,015
South Africa ......................... 1.4 2,387,013
Africa/Middle East ................... 0.0 * 55,918
Total Investments ................... 100.0% $ 177,059,366
* Amount represents less than 0.05%.